JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares	Value
COMMON STOCKS — 73.3%
Aerospace & Defense — 0.6%
Arconic, Inc.	5,900	176,705

Auto Components — 0.8%
Keihin Corp. (Japan)	3,200	74,802
Nissin Kogyo Co. Ltd. (Japan)	3,700	74,798
Showa Corp. (Japan)	3,700	76,357

		225,957

Banks — 1.8%
Commonwealth Bank of Australia (Australia)	3,404	192,726
First Citizens BancShares, Inc., Class A	343	180,699
Synovus Financial Corp.	4,672	163,614

		537,039

Biotechnology — 2.3%
Ironwood Pharmaceuticals, Inc.*	16,410	198,233
Ligand Pharmaceuticals, Inc.*	1,544	135,579
Ra Pharmaceuticals, Inc.*	7,460	349,650

		683,462

Building Products — 0.9%
Apogee Enterprises, Inc.	3,972	126,389
Resideo Technologies, Inc.*	14,900	151,682

		278,071

Capital Markets — 1.5%
Bolsas y Mercados Espanoles SHMSF SA (Spain)	1,830	71,035
E*TRADE Financial Corp.	4,020	171,332
Lazard Ltd., Class A	4,515	189,449

		431,816

Chemicals — 3.3%
Ashland Global Holdings, Inc.	2,221	164,310
Ecolab, Inc.	941	184,539
Hitachi Chemical Co. Ltd. (Japan)	11,100	464,682
LyondellBasell Industries NV, Class A	1,994	155,253

		968,784

Commercial Services & Supplies — 0.7%
Advanced Disposal Services, Inc.*	787	25,932
Pitney Bowes, Inc.	45,860	171,516

		197,448

Communications Equipment — 2.1%
Acacia Communications, Inc.*	6,778	464,632
Ubiquiti, Inc.	967	158,027

		622,659

Construction & Engineering — 0.8%
Arcosa, Inc.	5,435	237,781

Construction Materials — 0.7%
Eagle Materials, Inc.	2,221	202,489

Consumer Finance — 1.7%
Navient Corp.	13,274	190,880
SLM Corp.	15,992	174,633
World Acceptance Corp.*	1,534	132,645

		498,158

Containers & Packaging — 0.4%
O-I Glass, Inc.	10,139	127,954

Distributors — 0.6%
LKQ Corp.*	5,500	179,767

Diversified Consumer Services — 0.6%
Regis Corp.*	11,351	176,167

Diversified Telecommunication Services — 2.1%
Cincinnati Bell, Inc.*	10,401	142,598
Zayo Group Holdings, Inc.*	13,564	471,349

		613,947

Electric Utilities — 0.7%
Evergy, Inc.	2,874	207,388

Electrical Equipment — 1.6%
Eaton Corp. plc	2,090	197,442
OSRAM Licht AG (Germany)*	5,921	267,527

		464,969

Electronic Equipment, Instruments & Components — 3.3%
Anixter International, Inc.*	181	17,666
AVX Corp.	5,668	114,890
Fitbit, Inc., Class A*	50,401	328,615
KEMET Corp.	13,158	342,634
SYNNEX Corp.	1,300	179,088

		982,893

Energy Equipment & Services — 0.8%
Patterson-UTI Energy, Inc.	17,268	137,108
TechnipFMC plc (United Kingdom)	6,800	112,268

		249,376

Entertainment — 0.5%
Madison Square Garden Co. (The), Class A*	523	154,907

Health Care Equipment & Supplies — 1.6%
Wright Medical Group NV*	15,451	465,693

Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.*	5,400	173,502
Magellan Health, Inc.*	2,564	187,710
Tenet Healthcare Corp.*	8,000	253,120

		614,332

Hotels, Restaurants & Leisure — 7.7%
Aramark	4,100	180,974
Bloomin’ Brands, Inc.	9,300	193,161
Caesars Entertainment Corp.*	17,900	244,693
Cracker Barrel Old Country Store, Inc.	1,150	175,870
Dave & Buster’s Entertainment, Inc.	9,109	402,253
El Pollo Loco Holdings, Inc.*	4,600	63,388
Hilton Grand Vacations, Inc.*	5,254	167,655
Jack in the Box, Inc.	2,301	188,107
Koshidaka Holdings Co. Ltd. (Japan)	4,600	64,929
Papa John’s International, Inc.	3,031	196,348
SeaWorld Entertainment, Inc.*	5,693	196,181
Twin River Worldwide Holdings, Inc.	7,246	193,106

		2,266,665

Household Durables — 1.1%
Electrolux AB, Series B (Sweden)	6,519	154,868
William Lyon Homes, Class A*	7,340	170,214

		325,082

Independent Power and Renewable Electricity Producers — 1.5%
Pattern Energy Group, Inc., Class A	16,603	446,787

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Investments	Shares	Value
COMMON STOCKS — continued
Industrial Conglomerates — 0.7%
Smiths Group plc (United Kingdom)	9,159	203,649

Insurance — 0.6%
MBIA, Inc.*	19,690	178,391

Interactive Media & Services — 1.2%
IAC/InterActiveCorp*	800	194,872
Yelp, Inc.*	5,257	171,378

		366,250

Internet & Direct Marketing Retail — 1.1%
eBay, Inc.	5,076	170,351
Quotient Technology, Inc.*	14,421	145,219

		315,570

Leisure Products — 0.7%
Callaway Golf Co.	9,930	212,701

Life Sciences Tools & Services — 0.1%
Waters Corp.*	78	17,456

Machinery — 5.3%
CNH Industrial NV (United Kingdom)	12,700	119,634
Fortive Corp.	2,500	187,325
Ingersoll-Rand plc	1,463	194,916
Meritor, Inc.*	14,803	324,334
Navistar International Corp.*	3,062	112,130
Trinity Industries, Inc.	8,278	168,292
WABCO Holdings, Inc.*	3,348	454,156

		1,560,787

Media — 1.5%
iHeartMedia, Inc., Class A*	4,000	70,720
MSG Networks, Inc., Class A*	10,743	163,401
TEGNA, Inc.	12,000	202,800

		436,921

Oil, Gas & Consumable Fuels — 2.7%
Green Plains, Inc.	2,800	34,916
HollyFrontier Corp.	3,788	170,157
Marathon Petroleum Corp.	2,700	147,150
Murphy Oil Corp.	6,683	140,076
Peabody Energy Corp.	3,800	25,688
SFL Corp. Ltd. (Norway)	12,536	165,977
Tallgrass Energy LP, Class A	5,418	120,875

		804,839

Paper & Forest Products — 0.0%(a)
Canfor Corp. (Canada)*	1,560	14,016

Personal Products — 0.5%
USANA Health Sciences, Inc.*	2,368	146,106

Pharmaceuticals — 1.4%
Dermira, Inc.*	12,477	236,439
Pacira BioSciences, Inc.*	3,833	165,662

		402,101

Professional Services — 0.6%
Nielsen Holdings plc	9,000	183,600

Real Estate Management & Development — 1.4%
Unizo Holdings Co. Ltd. (Japan)	8,100	411,901

Semiconductors & Semiconductor Equipment — 2.5%
Cypress Semiconductor Corp.	18,949	442,080
Mellanox Technologies Ltd.*	840	101,556
QUALCOMM, Inc.	2,097	178,895

		722,531

Software — 3.3%
Cloudera, Inc.*	26,100	268,569
ForeScout Technologies, Inc.*	6,100	173,911
Instructure, Inc.*	9,312	454,798
TiVo Corp.	10,200	74,256

		971,534

Specialty Retail — 3.7%
Asbury Automotive Group, Inc.*	2,404	231,866
Designer Brands, Inc., Class A	9,596	136,647
Dick’s Sporting Goods, Inc.	3,831	169,445
Genesco, Inc.*	3,845	151,185
Guess?, Inc.	8,285	176,388
Michaels Cos., Inc. (The)*	22,534	111,093
Tiffany & Co.	870	116,597

		1,093,221

Textiles, Apparel & Luxury Goods — 0.6%
Wolverine World Wide, Inc.	5,334	168,394

Trading Companies & Distributors — 3.5%
Aircastle Ltd.	6,113	196,166
HD Supply Holdings, Inc.*	9,136	372,201
Triton International Ltd. (Bermuda)	4,544	170,627
WESCO International, Inc.*	6,023	291,573

		1,030,567

Water Utilities — 0.1%
AquaVenture Holdings Ltd.*	1,482	40,014

TOTAL COMMON STOCKS (Cost $21,137,680)		21,616,845

	Principal Amount ($)
SHORT-TERM INVESTMENTS — 26.4%
FOREIGN GOVERNMENT TREASURY BILLS — 3.5%
Japan Treasury Bills (Japan) (0.27)%, 3/10/2020(b)(Cost $1,020,473)	JPY 110,000,000	1,015,296

	Shares
INVESTMENT COMPANIES — 6.7%
JPMorgan Prime Money Market Fund Class IM Shares, 1.71%(c)(d)(Cost $1,983,706)	1,983,048	1,984,039

	Principal Amount
U.S. TREASURY OBLIGATIONS — 16.2%
U.S. Treasury Bills
1.53%, 3/24/2020(b)	1,500,000	1,496,839
2.39%, 3/26/2020(b)	1,000,000	997,805
2.07%, 4/23/2020(b)	1,000,000	996,596
1.94%, 5/21/2020(b)	1,000,000	995,417
1.94%, 6/18/2020(b)	291,000	289,350

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,771,581)		4,776,007

TOTAL SHORT-TERM INVESTMENTS (Cost $7,775,760)		7,775,342

Total Investments — 99.7% (Cost $28,913,440)		29,392,187
	Shares

Other Assets Less Liabilities — 0.3%		94,781

Net Assets — 100.0%		29,486,968

Percentages indicated are based on net assets.

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

Abbreviations

JPY	Japanese Yen

(a)	Amount rounds to less than 0.1% of net assets.
(b)	The rate shown is the effective yield as of January 31, 2020.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

Forward foreign currency exchange contracts outstanding as of January 31, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	315,991	AUD	458,126	TD Bank Financial Group	2/12/2020	9,284
USD	238,372	CAD	309,228	TD Bank Financial Group	2/12/2020	4,716
USD	223,399	EUR	199,353	TD Bank Financial Group	2/12/2020	2,200
USD	1,169,128	JPY	126,553,887	BNP Paribas	2/12/2020	623
USD	130,880	SEK	1,227,975	TD Bank Financial Group	2/12/2020	3,275
USD	1,034,079	JPY	110,000,000	Standard Chartered Bank	3/10/2020	17,029

Total unrealized appreciation						37,127

CAD	204,398	USD	155,368	Goldman Sachs International	2/12/2020	(923)
USD	184,787	GBP	140,058	Merrill Lynch International	2/12/2020	(198)

Total unrealized depreciation						(1,121)

Net unrealized appreciation						36,006

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Over-the-Counter (“OTC”) Total Return Basket Swaps Outstanding at January 31, 2020

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in USD based on the local currencies of the positions within the swaps.	2/10/2020	$(20,328)	$488	$1,923	$2,411

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Construction & Engineering
AECOM*	4,599	221,810	9,520	0.0	(a)

Hotels, Restaurants & Leisure
Caesars Entertainment Corp.*	16,177	221,140	2,103	0.0	(a)

Life Sciences Tools & Services
Waters Corp.*	732	163,814	(5,190)	(0.0	)(a)

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Oil, Gas & Consumable Fuels
Devon Energy Corp.	5,331	115,789	(18,018)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
SunPower Corp.*	7,400	63,048	5,772	0.0	(a)

Total Long Positions of Total Return Basket Swap	34,239	785,601	(5,813)	0.0	(a)

Short Positions
Common Stocks
Biotechnology
AbbVie, Inc.	(2,043)	(165,524)	16,426	0.1

Health Care Providers & Services
Centene Corp.*	(4,915)	(308,711)	8,208	0.0	(a)

Hotels, Restaurants & Leisure
Eldorado Resorts, Inc.*	(3,032)	(181,253)	(4,033)	(0.0	)(a)

Household Durables
Taylor Morrison Home Corp.*	(5,813)	(150,441)	(14,300)	(0.1)

Total Short Positions of Total Return Basket Swap	(15,803)	(805,929)	6,301	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	18,436	(20,328)	488	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in GBP based on the local currencies of the positions within the swaps.	12/31/2020	$50,247	$35	$52	$87

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hotels, Restaurants & Leisure
EI Group plc*	13,389	50,247	35	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in EUR based on the local currencies of the positions within the swaps.	12/31/2020 - 3/31/2021	$243,925	$4,827	$(744)	$4,083

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
IT Services
Altran Technologies SA	15,153	245,272	7,229	0.0	(a)

Real Estate Management & Development
TLG Immobilien AG*	5,496	184,080	10,333	0.1

Total Long Positions of Total Return Basket Swap	20,649	429,352	17,562	0.1

Short Positions
Common Stocks
Real Estate Management & Development
Aroundtown SA	(19,587)	(185,427)	(12,735)	(0.1)

Total of Long and Short Positions of Total Return Basket Swap	1,062	243,925	4,827	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	2/10/2020	$—	$—	$1,945	$1,945

Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.50%), which is denominated in CAD based on the local currencies of the positions within the swaps.	1/11/2021	$—	$—	$156	$156

Barclays Bank plc	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.15)% to 0.18%), which is denominated in USD based on the local currencies of the positions within the swaps.	1/18/2021	$1,400,770	$(15,822)	$(91)	$(15,913)

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Astronics Corp.*	1,398	35,230	(4,326)	(0.0	)(a)

Auto Components
Delphi Technologies plc*	20,406	313,028	(8,940)	(0.0	)(a)

Banks
Citizens Financial Group, Inc.	4,573	170,481	(9,924)	(0.0	)(a)
Franklin Financial Network, Inc.*	738	27,210	(949)	(0.0	)(a)

	5,311	197,691	(10,873)	(0.0	)(a)

Capital Markets
Ameriprise Financial, Inc.	1,092	180,628	(262)	(0.0	)(a)
Brightsphere Investment Group, Inc.	19,112	176,021	(14,051)	(0.1)

	20,204	356,649	(14,313)	(0.1)

Commercial Services & Supplies
Cimpress plc*	1,566	187,341	9,835	0.0	(a)

Health Care Providers & Services
DaVita, Inc.*	2,431	194,164	11,572	0.0	(a)

Hotels, Restaurants & Leisure
BJ’s Restaurants, Inc.	4,801	190,984	3,553	0.0	(a)

IT Services
Alliance Data Systems Corp.	1,654	170,015	(12,339)	(0.0	)(a)

Paper & Forest Products
Domtar Corp.	4,875	169,747	(10,001)	(0.0	)(a)

Software
TiVo Corp.*	17,978	130,880	(18,216)	(0.1)

Total Long Positions of Total Return Basket Swap	80,624	1,945,729	(54,048)	(0.2)

Short Positions
Common Stocks
Auto Components
BorgWarner, Inc.	(9,159)	(314,062)	10,605	0.0	(a)

Banks
FB Financial Corp.*	(748)	(26,666)	991	0.0	(a)

Semiconductors & Semiconductor Equipment
Xperi Corp.	(12,693)	(204,231)	26,630	0.1

Total Short Positions of Total Return Basket Swap	(22,600)	(544,959)	38,226	0.1

Total of Long and Short Positions of Total Return Basket Swap	58,024	1,400,770	(15,822)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day FEDEF and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.38)% to 0.28%), which is denominated in USD based on the local currencies of the positions within the swaps.	4/4/2029 - 12/20/2029	$4,378,969	$(90,962)	$(2,987)	$(93,949)

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Banks
Carolina Financial Corp.	979	37,545	(3,045)	(0.0	)(a)

Biotechnology
Biogen, Inc.*	628	168,838	(17,370)	(0.1)
Ligand Pharmaceuticals, Inc.*	236	20,723	(1,213)	(0.0	)(a)

	864	189,561	(18,583)	(0.1)

Building Products
Continental Building Products, Inc.*	7,206	266,550	3,531	0.0	(a)

Capital Markets
TD Ameritrade Holding Corp.	8,798	417,729	(22,215)	(0.1)

Commercial Services & Supplies
Advanced Disposal Services, Inc.*	8,168	269,136	163	0.0	(a)

Construction Materials
Eagle Materials, Inc.	1,978	180,334	376	0.0	(a)

Consumer Finance
World Acceptance Corp.*	380	32,859	99	0.0	(a)

Electronic Equipment, Instruments & Components
Avnet, Inc.	4,345	158,549	(25,983)	(0.1)
Tech Data Corp.*	3,440	495,154	(585)	(0.0	)(a)

	7,785	653,703	(26,568)	(0.1)

Health Care Providers & Services
Centene Corp.*	4,969	312,103	(5,960)	(0.0	)(a)

Hotels, Restaurants & Leisure
Caesars Entertainment Corp.*	2,693	36,813	350	0.0	(a)

Insurance
Athene Holding Ltd.*	3,879	168,969	(15,594)	(0.1)

Metals & Mining
AK Steel Holding Corp.*	57,071	157,516	(12,556)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Devon Energy Corp.	2,675	58,101	(9,042)	(0.0	)(a)
Tallgrass Energy LP	15,393	343,418	924	0.0	(a)

	18,068	401,519	(8,118)	(0.0	)(a)

Pharmaceuticals
Allergan plc	2,613	487,690	(13,561)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
SunPower Corp.*	6,878	58,600	5,365	0.0	(a)

Software
LogMeIn, Inc.	5,363	461,057	(268)	(0.0	)(a)
Verint Systems, Inc.*	3,500	203,000	840	0.0	(a)

	8,863	664,057	572	0.0	(a)

Specialty Retail
Designer Brands, Inc.	1,198	17,060	(2,360)	(0.0	)(a)
Tiffany & Co.	2,519	337,596	479	0.0	(a)

	3,717	354,656	(1,881)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
HP, Inc.	11,359	242,174	(682)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	156,268	4,931,514	(118,307)	(0.4)

Short Positions
Common Stocks
Banks
United Bankshares, Inc.	(1,095)	(37,559)	3,186	0.0	(a)

Biotechnology
AbbVie, Inc.	(196)	(15,880)	1,576	0.0	(a)

Capital Markets
Charles Schwab Corp. (The)	(9,439)	(429,947)	21,238	0.1

Hotels, Restaurants & Leisure
Eldorado Resorts, Inc.*	(240)	(14,347)	(319)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Xerox Holdings Corp.	(1,541)	(54,812)	1,664	0.0	(a)

Total Short Positions of Total Return Basket Swap	(12,511)	(552,545)	27,345	0.1

Total of Long and Short Positions of Total Return Basket Swap	143,757	4,378,969	(90,962)	(0.3)

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day OIS-RBA on long positions, plus or minus a specified spread of 0.28%, which is denominated in AUD based on the local currencies of the positions within the swaps.	11/29/2029	$114,408	$(5,558)	$11	$(5,547)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Oil, Gas & Consumable Fuels
Caltex Australia Ltd.	5,017	114,408	(5,558)	(0.0	)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day CORRA on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.18)% to 0.18%), which is denominated in CAD based on the local currencies of the positions within the swaps.	11/28/2029 - 1/21/2030	$267,941	$(5,722)	$3,401	$(2,321)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Entertainment
Cineplex, Inc.	10,217	260,713	(1,003)	(0.0	)(a)

Metals & Mining
Detour Gold Corp.*	26,025	466,067	(39,372)	(0.2)

Total Long Positions of Total Return Basket Swap	36,242	726,780	(40,375)	(0.2)

Short Positions
Common Stocks
Metals & Mining
Kirkland Lake Gold Ltd.	(11,189)	(458,839)	34,653	0.1

Total of Long and Short Positions of Total Return Basket Swap	25,053	267,941	(5,722)	(0.1)

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day EONIA on long positions, plus or minus a specified spread of 0.18%, which is denominated in EUR based on the local currencies of the positions within the swaps.	11/21/2029	$116,023	$65	$(62)	$3

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Capital Markets
Bolsas y Mercados Espanoles SHMSF SA	2,989	116,023	65	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day BOJ TONAR on long positions, plus or minus a specified spread of 0.28%, which is denominated in JPY based on the local currencies of the positions within the swaps.	11/21/2029 - 11/26/2029	$473,049	$(3,602)	$1,516	$(2,086)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Interactive Media & Services
LINE Corp.*	9,600	473,049	(3,602)	(0.0	)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day SONIA on long positions and short positions respectively, plus or minus a specified spread of 0.18%, which is denominated in GBP based on the local currencies of the positions within the swaps.	10/26/2020	$—	$—	$(4,321)	$(4,321)

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

The following reference rates, and their values as of period-end, are used for security descriptions:	Value
1 day USD LIBOR	1.57%
1 month USD LIBOR	1.66
BA	1.99
BBR	0.75
BOJ TONAR	(0.04)
CORRA	1.76
FEDEF	1.59
EONIA	(0.45)
EURIBOR	(0.45)
FEDEF	1.59
GBP LIBOR	0.71
OIS-RBA	0.75
SONIA	0.71

Summary of total swap contracts outstanding as of January 31, 2020:	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Total return basket swap contracts outstanding	—	8,685

Liabilities
OTC Total return basket swap contracts outstanding	—	(124,137)

Abbreviations

AUD	Australian Dollar
BA	Banker’s Acceptance Rate
BBR	Bank Base Rate
BOJ	Bank of Japan
CAD	Canadian Dollar
CORRA	Canadian Overnight Repo Rate Average
EONIA	Euro Overnight Index Average
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FEDEF	US Federal Fund Effective Rate (Continuous Series)
GBP	British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
OIS-RBA	Overnight Indexed Swap-Reserve Bank Of Australia
TONAR	Tokyo Overnight Average Rate
SONIA	Sterling Overnight Index Average
USD	United States Dollar

(a)	Amount rounds to less than 0.1% of net assets.
(1)	Notional value represents market value as of January 31, 2020, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain (loss) of the positions subsequent to the swap reset.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Auto Components	$—	$225,956	$—	$225,956
Banks	344,312	192,726	—	537,038
Chemicals	504,103	464,682	—	968,785
Hotels, Restaurants & Leisure	2,201,735	64,929	—	2,266,664
Industrial Conglomerates	—	203,648	—	203,648
Real Estate Management & Development	—	411,901	—	411,901
Other Common Stocks	17,002,853	—	—	17,002,853

Total Common Stocks	20,053,003	1,563,842	—	21,616,845

Short-Term Investments
Foreign Government Treasury Bills	—	1,015,296	—	1,015,296
Investment Companies	1,984,039	—	—	1,984,039
U.S. Treasury Obligations	—	4,776,007	—	4,776,007

Total Short-Term Investments	1,984,039	5,791,303	—	7,775,342

Total Investments in Securities	$22,037,042	$7,355,145	$—	$29,392,187

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$37,127	$—	$37,127
Swaps	—	5,415	—	5,415

Total Appreciation in Other Financial Instruments	$—	$42,542	$—	$42,542

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,121)	$—	$(1,121)
Swaps	—	(121,666)	—	(121,666)

Total Depreciation in Other Financial Instruments	$—	$(122,787)	$—	$(122,787)

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.71%(a)(b)	$3,426,892	$4,314,858	$5,758,022	$321	$(10)	$1,984,039	1,983,048	$5,488	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	357,950	1,602,918	1,960,868	—	—	—	—	1,075	—

Total	$3,784,842	$5,917,776	$7,718,890	$321	$(10)	$1,984,039		$6,563	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.

C. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(2). Swaps — The Fund engaged in various swap transactions, including total return basket swaps within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and/or short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

The total return basket swap contracts are subject to master netting arrangements. The Fund may be required to post or receive collateral for total return basket swaps.